VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Sberbank of Russia PJSC*∞ 46,050,016 $ 0
VTB Bank PJSC*∞ 13,375,470 0
0
Consumer Discretionary Distribution &
Retail : 0.0%
Ozon Holdings PLC (ADR)* †∞ 8,707 0
Underline
Energy : 0.0%
Gazprom PJSC*∞ 45,772,138 0
LUKOIL PJSC *∞ 2,063,982 0
Novatek PJSC *∞ 7,452,940 0
Rosneft Oil Co. PJSC *∞ 16,922,345 0
Surgutneftegas PAO *∞ 125,211,510 0
Surgutneftegas PAO (ADR) *∞ 1,364,815 0
Tatneft PJSC (ADR)*∞ 3,393,156 0
0
Financial Services : 0.0%
Moscow Exchange MICEX-RTS
PJSC*∞ 17,946,312 0
Underline
Materials : 0.0%
Alrosa PJSC*∞ 33,188,190 0
Evraz PLC *∞ 266,000 0
GMK Norilskiy Nickel PAO *∞ 52,917,800 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 4 0
Novolipetsk Steel PJSC *∞ 22,272,460 0
PhosAgro PJSC *∞ 705,974 0
PhosAgro PJSC (GDR) ∞ 13,644 0
Polyus PJSC (GDR) *∞ 1,155,875 0
Raspadskaya PAO *∞ 730,890 0
Severstal PAO (GDR)*∞ 3,405,164 0
0
Media & Entertainment : 0.0%
VK IPJSC (GDR)*∞ 2,338,938 0
Underline
Telecommunication Services : 0.0%
Rostelecom PJSC*∞ 13,944,591 0
Underline
Number
of Shares Value
Utilities : 0.0%
Inter RAO UES PJSC*∞ 482,502,010 $ 0
Irkutsk Electronetwork Co.
JSC*∞ 7,410,870 0
0
Total Common Stocks
(Cost: $1,403,242,108) 0
PREFERRED SECURITIES: 0.0%
(Cost: $46,034,628)
Energy : 0.0%
Transneft PJSC ∞ 2,097,200 0
Underline
MONEY MARKET FUND: 100.7%
(Cost: $32,671,865)
State Street Institutional
Treasury Plus - Premier Class
3.74%(a) 32,671,865 32,671,865
Underline
Total Investments Before Collateral for
Securities Loaned: 100.7%
(Cost: $1,481,948,601) 32,671,865
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5%
(Cost: $150,650)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 150,650 150,650
Total Investments: 101.2%
(Cost: $1,482,099,251) 32,822,515
Liabilities in excess of other assets: (1.2)% (384,878)
NET ASSETS: 100.0% $ 32,437,637
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is 0.
(a) The rate shown is the 7-day yield as of 03/31/26.

VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ — $ — $ 0 $ 0
Preferred Securities
 *
— — 0 0
Money Market Funds 32,822,515 — — 32,822,515
Total Investments $ 32,822,515 $ — $ 0 $ 32,822,515
*
See Schedule of Investments for industry sectors.